Industry Segments, Major Customers, Related Party Transactions and Geographic Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended									3 Months Ended				12 Months Ended										0 Months Ended
	Jan. 14, 2011	Mar. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 United States [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2013 Europe, Middle East and Africa [Member]	Dec. 31, 2012 Europe, Middle East and Africa [Member]	Dec. 31, 2013 Asia Pacific [Member]	Dec. 31, 2012 Asia Pacific [Member]	Mar. 31, 2014 Sales [Member]	Mar. 31, 2013 Sales [Member]	Mar. 31, 2014 Sales [Member] Anixter International Inc. [Member]	Mar. 31, 2013 Sales [Member] Anixter International Inc. [Member]	Dec. 31, 2013 Sales [Member] Anixter International Inc. [Member] Customer	Dec. 31, 2013 Accounts Receivable [Member] Anixter International Inc. [Member] Customer	Dec. 31, 2012 Accounts Receivable [Member] Anixter International Inc. [Member] Customer	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Sales [Member]	Dec. 31, 2012 Successor [Member] Sales [Member]	Dec. 31, 2011 Successor [Member] Sales [Member]	Dec. 31, 2013 Successor [Member] Sales [Member] Anixter International Inc. [Member]	Dec. 31, 2012 Successor [Member] Sales [Member] Anixter International Inc. [Member]	Dec. 31, 2011 Successor [Member] Sales [Member] Anixter International Inc. [Member]	Jan. 14, 2011 Predecessor [Member] Sales [Member]	Jan. 14, 2011 Predecessor [Member] Sales [Member] Anixter International Inc. [Member]
Segment Reporting Information [Line Items]
Number of reportable segments		3		3
Company total risk concentration													39.80%	43.60%	11.00%	12.00%		14.00%	12.00%		45.00%	47.00%	49.00%	12.00%	13.00%	13.00%	49.00%	15.00%
Number of customers accounted																	0	0	0
Company's accounts																	10.00%	10.00%	10.00%
Transaction fee paid for acquisition			$ 30.0	$ 30.0
Annual fee for acquisition				3.00		2.88														3.00
Termination fee for IPO			$ 20.2	$ 20.2
Percentage of net sales to related parties	1.00%			1.00%	1.00%	1.00%
Accounts receivable from related parties			1.00%	1.00%	1.00%
Operating costs and expenses	1.00%		1.00%	1.00%	1.00%	1.00%
Percentage of accounts payable from related parties			0.00%	0.00%	0.00%
Company's long-lived assets excluding intangible assets							53.00%	56.00%	16.00%	25.00%	25.00%	14.00%